Business Acquisitions	12 Months Ended
May 31, 2019
Business Acquisitions
Business Acquisitions

11.    Business Acquisitions

Acquisition of Broken Coast Cannabis Ltd.

On February 13, 2018, the Company entered into a share purchase agreement to purchase all of the shares of Cannan Growers Inc. (“Cannan”), a holding company owning shares of Broken Coast Cannabis Ltd. (“Broken Coast”), and to acquire the remaining shares for a combined total of 99.86% of the issued and outstanding shares of Broken Coast. The combined purchase price was $214,168 satisfied through the issuance of an aggregate 14,373,675 common shares. The share purchase agreement entitled the Company to control over Broken Coast on February 1, 2018, which became the effective acquisition date. In August 2018, the Company came to terms with the holder of the remaining 0.14% of the issued and outstanding shares of Broken Coast. In exchange for purchasing the remaining shares, the Company issued 19,963 shares to the holder.

The table below summarizes the fair value of the assets acquired and the liabilities assumed at the acquisition date:

	Note	Number of shares	Share price	Amount
Consideration paid
Shares issued	(i)	14,393,638	$14.90	$214,465
Total consideration paid				$214,465

Net assets acquired
Current assets
Cash and cash equivalents				2,007
Accounts receivable				299
Prepaids and other current assets				43
Inventory				2,572
Biological assets				826
Long-term assets
Capital assets				13,298
Customer relationships				11,730
Corporate website				39
Licences, permits & applications				6,320
Non-competition agreements				1,930
Intellectual property, trademarks & brands				72,490
Goodwill				146,091
Total assets				257,645
Current liabilities
Accounts payable and accrued liabilities				10,455
Income taxes payable				922
Long-term liabilities
Deferred tax liability				25,889
Long-term debt				5,914
Total liabilities				43,180

Total net assets acquired				$214,465
(i)	Share price based on the price of the shares on February 1, 2018.

Net income and comprehensive net income within the prior year for the Company would have been higher by approximately $2,268 if the acquisition had taken place on June 1, 2017. In connection with this transaction, the Company expensed transaction costs of $1,643.

Acquisition of Nuuvera Corp.

On March 23, 2018, the Company completed a definitive arrangement agreement (the “Arrangement Agreement”) pursuant to which the Company acquired Nuuvera, by way of a court-approved plan of arrangement, under the Business Corporations Act (Ontario). The Company acquired 100% of the issued and outstanding common shares (on a fully diluted basis) of Nuuvera for a total consideration of $0.62 in cash plus 0.3546 of an Aphria share for each Nuuvera share held. All of Nuuvera’s outstanding options were exchanged for an equivalent option granted pursuant to Aphria’s stock option plan (each, a “Replacement Option”) to purchase from Aphria the number of common shares (rounded to the nearest whole share) equal to: (i) the exchange ratio multiplied by (ii) the number of Nuuvera shares subject to such Nuuvera Option. Each such Replacement Option shall provide for an exercise price per common share (rounded to the nearest whole cent) equal to: (i) the exercise price per Nuuvera share purchasable pursuant to such Nuuvera Option; divided by (ii) the exchange ratio.

The table below summarizes the fair value of the assets acquired and the liabilities assumed at the effective acquisition date:

	Note	Number of shares	Share price	Amount
Consideration paid
Cash				$54,604
Shares issued	(i)	31,226,910	$13.17	411,258
Warrants outstanding	(ii)	1,345,866		1,015
Replacement options issued	(ii)	1,280,330		12,133
				479,010

Fair value of previously held investment
Shares held by Aphria	(i)	1,878,738	$14.92	28,028
Warrants held by Aphria	(ii)	322,365		243
				28,271

Total fair value of consideration				$507,281

Net assets acquired
Current assets
Cash and cash equivalents				35,033
Accounts receivable				464
Prepaids and other current assets				1,142
Inventory				401
Long-term assets
Capital assets				4,743
Intellectual property, trademarks & brands				3,700
Licences, permits & applications				131,600
Goodwill				377,221
Total assets				554,304
Current liabilities
Accounts payable and accrued liabilities				11,000
Long-term liabilities
Deferred tax liability				36,023
Total liabilities				47,023

Total net assets acquired				$507,281
(i)	Share price based on the price of the shares on March 23, 2018; shares held by Aphria include the cash consideration paid.
(ii)

Options and warrants are valued using the Black-Scholes option pricing model using the following assumptions: the risk-free rate of 2.19%; expected life of 1‑ 10 years; volatility of 30% based on volatility used for similar instruments on the open market; forfeiture rate of nil; dividend yield of nil; and the exercise price of $2.52 - $20.30.

Net income and comprehensive net income within the prior year for the Company would have been lower by approximately $19,611 if the acquisition had taken place on June 1, 2017. In connection with this transaction, the Company expensed transaction costs of $3,439.

Acquisition of LATAM Holdings Inc.

On July 17, 2018, the Company signed a share purchase agreement with Scythian Biosciences Corp. (“Scythian”) to purchase 100% of the issued and outstanding shares of LATAM Holdings Inc. (“LATAM Holdings”); a direct wholly-owned subsidiary of Scythian. As outlined in the share purchase agreement, the negotiated purchase price was to be settled with the issuance of 15,678,310 shares of the Company valued on July 17, 2018 at $193,000 and the assumption of $1,000 USD ($1,310 CAD) short-term liabilities. The acquisition of LATAM Holdings closed on September 27, 2018. Therefore, in accordance with IFRS 3 - Business Combinations, the equity consideration transferred was measured at fair value at the acquisition date, which is the date control was obtained, which in this case was determined to be September 27, 2018. The fair value of the consideration shares on September 27, 2018 was $273,900.

LATAM Holdings, through other subsidiaries, provides the Company with access to the emerging cannabis markets in Latin America and the Caribbean. Through this acquisition, the Company secured key licenses in Colombia, Argentina and Jamaica which is anticipated to provide first mover advantage in these countries. In addition, the Company acquired an option and rights of first refusal to purchase a Brazilian incorporated entity, with the option and right of first refusal vesting only upon the entity obtaining a licence to cultivate and distribute cannabis lawfully in Brazil.

The Company is in the process of assessing the fair value of the net assets acquired and, as a result, the fair value of the net assets acquired may be subject to adjustments pending completion of final valuations and post-closing adjustments. The table below summarizes the preliminary estimated fair value of the assets acquired and the liabilities assumed at the effective acquisition date:

	Note	Number of shares	Share price	Amount
Consideration paid
Shares issued	(i)	15,678,310	$17.47	$273,900
Total consideration paid				$273,900

Net assets acquired
Current assets
Cash and cash equivalents				2,704
Accounts receivable				571
Prepaids and other current assets				106
Inventory				65
Long-term assets
Capital assets				494
Licences, permits & applications				123,956
Goodwill				189,188
Total assets				317,084
Current liabilities
Accounts payable and accrued liabilities				1,986
Income taxes payable				20
Long-term liabilities
Deferred tax liability				29,837
Total liabilities				31,843
Non-controlling interest				11,341

Total net assets acquired				$273,900
(i)	Share price based on the price of the shares on September 27th, 2018.

Net income and comprehensive net income for the Company would have been lower by approximately $4,556 for the year ended May 31, 2019, if the acquisition had taken place on June 1, 2018. In connection with this transaction, the Company expensed transaction costs of $1,133.

Acquisition of CC Pharma GmbH

On November 7 ,2018, the Company signed a share purchase agreement to acquire 100% of the issued and outstanding shares of CC Pharma. The purchase price was cash consideration of €18,920  ($28,775 CAD) and additional cash consideration of up to €23,500  ($35,741 CAD) contingent on CC Pharma obtaining a specified EBITDA target. The acquisition of CC Pharma closed on January 9, 2019.

CC Pharma is a leading distributor of pharmaceutical products to pharmacies in Germany as well as throughout Europe. The acquisition of CC Pharma provides the Company access to the cannabis markets in Germany and ultimately pan-European platforms.

The Company is in the process of assessing the fair value of the net assets acquired and, as a result, the fair value of the net assets acquired may be subject to adjustments pending completion of final valuations and post-closing adjustments. The table below summarizes the preliminary estimated fair value of the assets acquired and the liabilities assumed at the effective acquisition date:

Amount
Consideration
Cash	$28,775
Contingent consideration	35,741
Total consideration	$64,516

Net assets acquired
Current assets
Cash and cash equivalents	7,237
Accounts receivable	33,989
Prepaids and other current assets	14,616
Inventory	28,352
Long-term assets
Capital assets	6,373
Customer relationships	21,300
Non-compete agreements	1,400
Intellectual property, trademarks & brands	16,200
Goodwill	6,146
Total assets	135,613
Current liabilities
Bank loans and overdrafts	20,255
Accounts payable and accrued liabilities	44,111
Income taxes payable	672
Long-term liabilities
Deferred tax liability	6,059
Total liabilities	71,097

Total net assets acquired	$64,516

Revenue and net income and comprehensive net income for the Company would have been higher by approximately $367,200 and $9,955 respectively, for the year ended May 31, 2019, if the acquisition had taken place on June 1, 2018. In connection with this transaction, the Company expensed transaction costs of $595.

Goodwill is comprised of:

	May 31,	May 31,
	2019	2018
CannWay goodwill	$1,200	$1,200
Broken Coast goodwill	146,091	145,794
Nuuvera goodwill	377,221	375,768
LATAM goodwill	139,188	—
CC Pharma goodwill	6,146	—
	$669,846	$522,762

During the year ended May 31, 2019, an independent third party completed their review of the LATAM acquisition, which provided the Company with new information. In accordance with IAS 36, the Company completed an impairment analysis and determined the fair value of the assets based on a discounted cash flow approach for the three operating entities acquired in the transaction; Colcanna S.A.S (“Colcanna”), ABP, S.A. (“ABP”) and Marigold Projects Jamaica Limited (“Marigold”).

As a result of new information obtained from the independent third party’s review, the Company determined some changes in the projected cashflows were appropriate and adjusted the discount rates used in the discounted cash flow approach from 31.0%,  21.3%, and 36.5% to 33.0%,  23.3%, and 38.5% for Colcanna, ABP and Marigold respectively. Based on the determined fair value, the Company recognized $50,000 in impairment of goodwill. Also included in impairment is £4,600 GBP ($8,039 CAD) related to uncollectible promissory notes receivable (Note 15) for a total impairment of $58,039.